Long-term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Debt Instrument [Line Items]
Total long-term debt	¥ 4,537,530	¥ 3,655,891
Less current portion	1,303,464	945,046
Total long-term debt, excluding current portion	3,234,066	2,710,845
Honda Motor Co., Ltd.
Debt Instrument [Line Items]
Total long-term debt	128	160
Honda Motor Co., Ltd. | Loans, maturing through 2031, principally from banks
Debt Instrument [Line Items]
Unsecured debt	128	160
Subsidiaries
Debt Instrument [Line Items]
Less unamortized discount, net	7,001	5,927
Total long-term debt	4,537,402	3,655,731
Subsidiaries | Loans, maturing through 2029, principally from banks
Debt Instrument [Line Items]
Secured debt	30,466	15,830
Unsecured debt	1,224,947	1,043,857
Subsidiaries | Asset-backed notes, maturing through 2019
Debt Instrument [Line Items]
Secured debt	808,022	681,020
Subsidiaries | 1.31% Japanese yen unsecured bond due 2013
Debt Instrument [Line Items]
Unsecured debt		40,000
Subsidiaries | 1.05% Japanese yen unsecured bond due 2014
Debt Instrument [Line Items]
Unsecured debt	30,000	30,000
Subsidiaries | 0.56% Japanese yen unsecured bond due 2015
Debt Instrument [Line Items]
Unsecured debt	30,000	30,000
Subsidiaries | 0.59% Japanese yen unsecured bond due 2015
Debt Instrument [Line Items]
Unsecured debt	30,000	30,000
Subsidiaries | 0.47% Japanese yen unsecured bond due 2016
Debt Instrument [Line Items]
Unsecured debt	40,000	40,000
Subsidiaries | 0.48% Japanese yen unsecured bond due 2017
Debt Instrument [Line Items]
Unsecured debt	40,000	40,000
Subsidiaries | 0.37% Japanese yen unsecured bond due 2017
Debt Instrument [Line Items]
Unsecured debt	30,000	30,000
Subsidiaries | 0.35% Japanese yen unsecured bond due 2017
Debt Instrument [Line Items]
Unsecured debt	35,000	35,000
Subsidiaries | 0.27% Japanese yen unsecured bond due 2018
Debt Instrument [Line Items]
Unsecured debt	30,000	30,000
Subsidiaries | 0.55% Japanese yen unsecured bond due 2018
Debt Instrument [Line Items]
Unsecured debt	50,000
Subsidiaries | 0.32% Japanese yen unsecured bond due 2018
Debt Instrument [Line Items]
Unsecured debt	40,000
Subsidiaries | 0.25% Japanese yen unsecured bond due 2019
Debt Instrument [Line Items]
Unsecured debt	40,000
Subsidiaries | 0.59% Japanese yen unsecured bond due 2019
Debt Instrument [Line Items]
Unsecured debt	10,000	10,000
Subsidiaries | 0.56% Japanese yen unsecured bond due 2019
Debt Instrument [Line Items]
Unsecured debt	15,000	15,000
Subsidiaries | 0.55% Japanese yen unsecured bond due 2020
Debt Instrument [Line Items]
Unsecured debt	10,000	10,000
Subsidiaries | 0.49% Japanese yen unsecured bond due 2020
Debt Instrument [Line Items]
Unsecured debt	10,000
Subsidiaries | 0.43% Japanese yen unsecured bond due 2021
Debt Instrument [Line Items]
Unsecured debt	10,000
Subsidiaries | Medium-term notes, maturing through 2023
Debt Instrument [Line Items]
Medium-term notes	¥ 2,030,968	¥ 1,580,951